United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6269

(Investment Company Act File Number)

Cash Trust Series II

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/15

Date of Reporting Period: Quarter ended 08/31/14

Item 1. Schedule of Investments

Federated Treasury Cash Series II
Portfolio of Investments
August 31, 2014 (unaudited)
Principal Amount		Value
	REPURCHASE AGREEMENTS—100.0%
$5,500,000	Interest in $500,000,000 joint repurchase agreement 0.05%, dated 8/29/2014 under which ABN Amro Bank N.V. Netherlands will repurchase securities provided as collateral for $500,002,778 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $510,003,566.	$5,500,000
5,500,000	Interest in $315,000,000 joint repurchase agreement 0.05%, dated 8/29/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $315,001,750 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $321,301,871.	5,500,000
5,000,000	Interest in $300,000,000 joint repurchase agreement 0.05%, dated 8/29/2014 under which Bank of Nova Scotia will repurchase securities provided as collateral for $300,001,667 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $306,001,718.	5,000,000
5,000,000	Interest in $240,000,000 joint repurchase agreement 0.04%, dated 8/29/2014 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $240,001,067 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 1/31/2018 and the market value of those underlying securities was $244,801,113.	5,000,000
5,000,000	Interest in $100,000,000 joint repurchase agreement 0.05%, dated 8/29/2014 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,000,556 on 9/2/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2017 and the market value of those underlying securities was $102,000,830.	5,000,000
5,548,000	Interest in $3,500,000,000 joint repurchase agreement 0.05%, dated 8/29/2014 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,019,444 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,570,019,899.	5,548,000
5,000,000	Interest in $70,000,000 joint repurchase agreement 0.04%, dated 8/29/2014 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $70,000,311 on 9/2/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities maturing on 7/15/2016 and the market value of those underlying securities was $71,402,044.	5,000,000
5,500,000	Interest in $500,000,000 joint repurchase agreement 0.05%, dated 8/29/2014 under which Deutsche Bank Securities, Inc. will repurchase a securities provided as collateral for $500,002,778 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 8/15/2042 and the market value of those underlying securities was $510,002,913.	5,500,000
5,500,000	Interest in $200,000,000 joint repurchase agreement 0.04%, dated 8/29/2014 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $200,000,889 on 9/2/2014. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $204,004,757.	5,500,000
5,000,000	Interest in $500,000,000 joint repurchase agreement 0.05%, dated 8/29/2014 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase a securities provided as collateral for $500,002,778 on 9/2/2014. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $510,002,880.	5,000,000
	TOTAL REPURCHASE AGREEMENTS	52,548,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[1]	52,548,000
	OTHER ASSETS AND LIABILITIES - NET—0.0%[2]	(7,524)
	TOTAL NET ASSETS—100%	$52,540,476
1	Also represents cost for federal tax purposes.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2014.

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2014, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Investment Company Act of 1940 which currently govern the operations of the Fund. A significant change resulting from these amendments is a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Cash Trust Series II

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 21, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 21, 2014